A&D Mortgage Trust 2023-NQM4 ABS-15G

Exhibit 99.10

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
PropertyType	0	1	0%
TotalHousingExpensePITIA	0	1	0%
B1FirstName	0	215	0%
ApplicationDate	4	215	1.86%
MortgageOriginationChannel	0	213	0%
LTV	0	1	0%
LoanAmount	0	1	0%
PrimaryAppraisedPropertyValue	0	1	0%
Occupancy	0	1	0%
InterestRate	0	1	0%
PropertyZipCode	0	214	0%
DSCR	0	1	0%
QualifyingFICO	0	1	0%
LoanProgram	0	215	0%
NumberofUnits	0	215	0%
PropertyCounty	1	214	0.47%
PropertyState	0	212	0%
LoanPurpose	0	215	0%
AmortizationType	0	1	0%
NoteDate	2	214	0.93%
B1LastName	3	215	1.4%
PropertyAddress	1	214	0.47%
AllBorrowerTotalIncome	0	1	0%
CLTV	0	1	0%
FirstPaymentDate	1	215	0.47%
B1Citizen	2	215	0.93%
PropertyCity	0	214	0%
ARInitialInterestRate	0	74	0%
MINNo	0	214	0%
UnderwritingGuidelineProductName	0	4	0%
LenderName	1	214	0.47%
OriginatorQMStatus	23	214	10.75%
InitialMonthlyPIOrIOPayment	0	214	0%
B2FirstName	0	35	0%
B2LastName	0	35	0%